Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Registrant Name	SuperCom Ltd
Entity Central Index Key	0001291855
Trading Symbol	SPCB
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	15,493,615